Expense Example (WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND, USD $)	12 Months Ended
May 01, 2011
WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Example
1 Year	$ 642
3 Years	1,070
5 Years	1,541
10 Years	$ 2,942